Notes Payable (Details 2) (USD $)	Nov. 30, 2013 Note payable	Nov. 30, 2013 12% note payable due May 2014	Nov. 30, 2013 Other Notes Payable	Nov. 30, 2013 Time payment lease due January 2014	Nov. 30, 2013 Notes Payable - fee reimbursement	Nov. 30, 2013 18% note payable due January 2015 (1)	Nov. 30, 2013 18% note payable due January 2015 (2)	Nov. 30, 2013 18% note payable due January 2015 (3)	Nov. 30, 2013 6% note payable due August 2015	Nov. 30, 2012 6% note payable due October 2017	Nov. 30, 2013 Bank Line of credit loan	Nov. 30, 2013 Merchant Loan due March 2014	Nov. 30, 2013 Merchant Loan due May 2014	Nov. 30, 2013 22% note payable due January 2014	Nov. 30, 2013 18% note payable due November 2014 (1)	Nov. 30, 2013 18% note payable due November 2014 (2)	Nov. 30, 2013 4% note payable due November 2014
Outstanding unsecured related party convertible notes payable	$ 1,113,853	$ 10,000	$ 60,600	$ 958	$ 43,333	$ 30,000	$ 20,000	$ 100,000	$ 111,500	$ 537,238	$ 4,976	$ 68,950	$ 50,389	$ 10,000	$ 10,000	$ 10,000	$ 45,909
Current Portion	(315,115)
Long-term Portion	$ 798,738